UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21698

GAMCO Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust

Semiannual Report — June 30, 2025

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Vincent Hugonnard-Roche

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return of the GAMCO Global Gold, Natural Resources & Income Trust (the Fund) was 21.8%, compared with total returns of (1.3)% and 51.0% for the Chicago Board Options Exchange (CBOE) Standard & Poor’s (S&P) 500 Buy/Write Index and the Philadelphia Gold & Silver Index (XAU), respectively. The total return for the Fund’s publicly traded shares was 21.5%. The Fund’s NAV per share was $4.52, while the price of the publicly traded shares closed at $4.39 on the NYSE American. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Investment Objective and Strategy (Unaudited)

The GAMCO Global Gold, Natural Resources & Income Trust (the Fund) is a non-diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resource industries, and by writing covered call options on the underlying equity securities.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

In the first half of 2025, gold and gold equities benefitted from policy changes of the new presidential administration. The primary catalysts for gold’s strength remain a combination of persistent global financial uncertainty, escalating tariff threats, and widespread geopolitical tensions. Macroeconomic factors, including a weakening U.S. dollar and persistent inflation, further bolstered gold’s appeal. The oil sector continues to be oversupplied, but pricing has fluctuated, primarily based on geopolitical dynamics, with WTI dropping 8.9%. Refining margins continue their lower trend, while the U.S. and OPEC saw an expected increase in production.

Top contributors to the portfolio all benefitted from the surge in gold price, and included Newmont Corporation (4.5% of total investments as of June 30, 2025), which reported strong first quarter results and saw record free cash flow further supported by aggressive asset divesture and strong debt reduction; Kinross Gold Corporation (3.7%), the Canadian gold and silver miner which saw performance gains driven by robust operational results and improved financial health; and Ludin Gold Inc. (no longer held), which saw sustained momentum from increased infrastructure investment and a broadened regional exploration program.

Detractors from performance included companies with exposure to the energy sector. ONEOK, Inc. (1.1%), reported a significant earnings miss in the first quarter and saw additional pressure from mixed demand in the midstream energy sector; Halliburton Company (0.4%), experienced a dip in revenue and sluggish energy market activity; and ConocoPhillips (1.2%), which lowered full-year capex and operating cost guidance while reaffirming production outlook.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2025 (a) (Unaudited)

	Six Months	1 Year	3 Year	5 Year	10 Year	15 Year	Since Inception (3/31/05)
GAMCO Global Gold, Natural Resources & Income Trust (GGN)
NAV Total Return (b)	21.77%	22.10%	18.39%	12.40%	6.79%	3.40%	3.61%
Investment Total Return (c)	21.45	18.05	17.25	15.38	7.95	3.10	3.39
CBOE S&P 500 Buy/Write Index	(1.25)	10.25	9.39	10.16	6.42	7.60	5.69
Bloomberg Government/Credit Bond Index	3.95	5.89	2.61	(0.83)	1.92	2.45	3.28
Energy Select Sector Index	0.66	3.83	9.70	22.46	5.48	7.26	6.55
Philadelphia Gold & Silver Index	51.04	51.86	24.91	11.54	13.88	2.32	5.23

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Bloomberg Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. The Philadelphia Gold & Silver Index is an unmanaged indicator of the stock market performance of large North American gold and silver companies. Dividends and interest income are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments before options written as of June 30, 2025:

GAMCO Global Gold, Natural Resources & Income Trust

Long Positions
Metals and Mining	56.6%
Energy and Energy Services	31.9%
U.S. Government Obligations	11.5%
100.0%
Short Positions
Call Options Written	(4.2)%
Put Options Written	(0.1)%
(4.3)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 86.1%
	Energy and Energy Services — 31.9%
67,800	APA Corp.	$1,347,186	$1,240,062
171,700	Baker Hughes Co.	8,075,246	6,582,978
233,400	BP plc, ADR(a)	9,767,782	6,985,662
177,100	Chevron Corp.(a)	30,308,514	25,358,949
111,530	ConocoPhillips(a)	13,396,188	10,008,702
128,500	Coterra Energy Inc.	3,749,911	3,261,330
101,200	Devon Energy Corp.	6,895,892	3,219,172
33,700	Diamondback Energy Inc.	6,603,408	4,630,380
329,000	Eni SpA	5,863,221	5,332,627
101,300	EOG Resources Inc.	13,428,684	12,116,493
127,200	EQT Corp.	6,375,246	7,418,304
44,000	Expand Energy Corp.	5,235,340	5,145,360
437,083	Exxon Mobil Corp.(a)	51,713,588	47,117,547
156,800	Halliburton Co.(a)	6,359,358	3,195,584
29,700	Hess Corp.	4,426,774	4,114,638
401,600	Kinder Morgan Inc.(a)	11,126,624	11,807,040
64,000	Marathon Petroleum Corp.(a)	10,678,396	10,631,040
74,000	Occidental Petroleum Corp.(a)	4,946,114	3,108,740
115,000	ONEOK Inc.	11,670,434	9,387,450
74,900	Phillips 66(a)	10,483,338	8,935,570
235,200	Schlumberger NV(a)	14,385,443	7,949,760
286,100	Shell plc, ADR(a)	20,468,231	20,144,301
104,600	Suncor Energy Inc.	4,311,496	3,917,270
42,100	Targa Resources Corp.	7,609,326	7,328,768
221,100	The Williams Companies Inc.	12,762,081	13,887,291
207,600	TotalEnergies SE, ADR(a)	13,880,741	12,744,564
57,600	Valero Energy Corp.(a)	9,189,608	7,742,592
		305,058,170	263,312,174
	Metals and Mining — 54.2%
50,100	Agnico Eagle Mines Ltd.(a)	5,306,326	5,958,393
774,000	Alamos Gold Inc., Cl. A(a)	14,048,030	20,557,440
318,900	Anglogold Ashanti plc	10,912,914	14,532,273
200,000	Aris Mining Corp.†	994,513	1,346,796
515,000	Artemis Gold Inc.†	6,227,980	9,367,762
180,000	Aya Gold & Silver Inc.†	1,002,541	1,619,240
588,300	Barrick Mining Corp.(a)	14,481,160	12,248,406
4,605,131	Bellevue Gold Ltd.†	4,467,337	2,727,780
382,100	BHP Group Ltd., ADR(a)	24,133,910	18,375,189
1,466,000	Discovery Silver Corp.†	2,779,338	3,208,137
669,600	Dundee Precious Metals Inc.	7,583,886	10,758,838
504,500	Eldorado Gold Corp.†(a)	7,659,330	10,261,530
702,600	Endeavour Mining plc	15,665,735	21,664,897
717,010	Equinox Gold Corp.†	4,147,373	4,138,571
418,000	Equinox Gold Corp.†	2,855,503	2,403,500
2,015,000	Evolution Mining Ltd.	4,981,360	10,330,882
Shares		Cost	Market Value
105,300	Franco-Nevada Corp.(a)	$16,539,014	$17,260,776
516,200	Freeport-McMoRan Inc.(a)	24,005,914	22,377,270
583,500	G Mining Ventures Corp.†	4,658,459	7,618,601
550,000	Glencore plc	3,173,834	2,141,059
227,600	Gold Fields Ltd., ADR	3,904,772	5,387,292
2,273,055	Gold Road Resources Ltd.	2,458,875	4,891,956
660,500	IAMGOLD Corp.†	4,357,527	4,854,675
1,092,500	K92 Mining Inc.†	9,575,604	12,322,967
1,974,000	Kinross Gold Corp.	24,767,512	30,853,620
355,600	Lundin Gold Inc.	8,297,771	18,775,576
632,800	Newmont Corp.(a)	37,376,664	36,866,928
2,770,276	Northern Star Resources Ltd.	27,764,572	33,821,420
476,667	OceanaGold Corp.	5,254,362	6,727,765
463,000	Orla Mining Ltd.†	4,567,230	4,639,260
214,000	Pan American Silver Corp.	5,205,104	6,077,600
3,910,294	Perseus Mining Ltd.	5,034,614	8,750,104
324,000	Rio Tinto plc, ADR(a)	25,686,300	18,898,920
65,000	Royal Gold Inc.	9,562,445	11,559,600
540,000	Victoria Gold Corp.†(b)	3,980,954	0
682,500	Wesdome Gold Mines Ltd.†	7,916,342	9,507,637
4,910,826	Westgold Resources Ltd.	1,857,092	9,276,013
275,850	Wheaton Precious Metals Corp.(a)	18,708,888	24,771,330
		381,901,085	446,880,003
	TOTAL COMMON STOCKS	686,959,255	710,192,177

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
$2,250,000	Allied Gold Corp., 8.750%, 09/07/28(c)	2,228,766	2,025,000

	CORPORATE BONDS — 2.2%
	Energy and Energy Services — 0.0%
245,000	Devon Energy Corp., 4.500%, 01/15/30	227,829	242,522

	Metals and Mining — 2.2%
2,250,000	AngloGold Ashanti Holdings plc, 3.750%, 10/01/30	2,001,479	2,100,988
2,250,000	Freeport-McMoRan Inc., 4.125%, 03/01/28	2,159,376	2,220,636
2,000,000	Hecla Mining Co., 7.250%, 02/15/28	1,997,131	2,017,102
2,000,000	IAMGOLD Corp., 5.750%, 10/15/28(c)	2,000,000	1,983,101
3,700,000	Kinross Gold Corp., 6.250%, 07/15/33(c)	3,659,747	3,980,295

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Metals and Mining (Continued)
$5,250,000	Northern Star Resources Ltd., 6.125%, 04/11/33(c)	$5,194,055	$5,476,768
		17,011,788	17,778,890
	TOTAL CORPORATE BONDS	17,239,617	18,021,412

	U.S. GOVERNMENT OBLIGATIONS — 11.5%
95,690,000	U.S. Treasury Bills, 4.211% to 4.332%††, 07/17/25 to 11/20/25(d)	94,989,455	94,984,079

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0%		$801,417,093	825,222,668

OPTIONS WRITTEN — (4.3)%
(Premiums received $29,919,627)			(35,842,142)

Other Assets and Liabilities (Net)			(7,322,226)

PREFERRED SHARES
(3,089,426 preferred shares outstanding)			(77,235,650)

NET ASSETS — COMMON SHARES
(156,058,582 common shares outstanding)			$704,822,650

NET ASSET VALUE PER COMMON SHARE ($704,822,650 ÷ 156,058,582 shares outstanding)			$4.52

(a)	Securities, or a portion thereof, with a value of $207,044,721 were deposited with the broker as collateral for options written.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	At June 30, 2025, $14,000,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	75.3%	$621,639,972
Europe	12.7	104,545,292
Asia/Pacific	11.3	93,650,112
South Africa	0.7	5,387,292
Total Investments — Long Positions	100.0%	$825,222,668

Short Positions
North America	(4.3)%	$(35,692,666)
Europe	(0.0)**	(149,476)
Total Investments — Short Positions	(4.3)%	$(35,842,142)

*	Total investments exclude options written.
**	Amount represents greater than (0.05)%.

As of June 30, 2025, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (4.1)%
Agnico Eagle Mines Ltd.	Pershing LLC	278	USD	3,306,254	USD	107.50	07/18/25	$333,301
Agnico Eagle Mines Ltd.	Pershing LLC	223	USD	2,652,139	USD	122.00	09/19/25	147,400
Alamos Gold Inc., Cl. A	Pershing LLC	3,050	USD	8,100,800	USD	21.50	07/18/25	1,573,866
Anglogold Ashanti plc	Pershing LLC	410	USD	1,868,370	USD	45.00	11/21/25	228,478
Anglogold Ashanti plc	Pershing LLC	780	USD	3,554,460	USD	47.00	12/19/25	397,641
Anglogold Ashanti plc	Pershing LLC	988	USD	4,502,316	USD	52.00	02/20/26	444,279
APA Corp.	Pershing LLC	678	USD	1,240,062	USD	23.50	07/18/25	506
Baker Hughes Co.	Pershing LLC	510	USD	1,955,340	USD	45.00	07/18/25	361
Baker Hughes Co.	Pershing LLC	597	USD	2,288,898	USD	45.00	09/19/25	17,258
Baker Hughes Co.	Pershing LLC	610	USD	2,338,740	USD	41.00	11/21/25	113,466
Barrick Mining Corp.	Pershing LLC	2,921	USD	6,081,522	USD	21.00	07/18/25	131,360
Barrick Mining Corp.	Pershing LLC	916	USD	1,907,112	USD	22.00	09/19/25	72,320
Barrick Mining Corp.	Pershing LLC	2,046	USD	4,259,772	USD	25.00	11/21/25	109,901
BHP Group Ltd., ADR	Pershing LLC	1,240	USD	5,963,160	USD	52.50	07/18/25	8,612
BHP Group Ltd., ADR	Pershing LLC	1,081	USD	5,198,529	USD	52.50	09/19/25	62,274
BHP Group Ltd., ADR	Pershing LLC	1,500	USD	7,213,500	USD	53.00	11/21/25	174,564
BP plc, ADR	Pershing LLC	767	USD	2,295,631	USD	32.00	08/15/25	21,703
BP plc, ADR	Pershing LLC	760	USD	2,274,680	USD	32.00	10/17/25	55,651
BP plc, ADR	Pershing LLC	403	USD	1,206,179	USD	35.00	12/19/25	16,613

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Chevron Corp.	Pershing LLC	509	USD	7,288,371	USD	160.00	07/18/25	$3,695
Chevron Corp.	Pershing LLC	504	USD	7,216,776	USD	160.00	10/17/25	98,255
Chevron Corp.	Pershing LLC	545	USD	7,803,855	USD	151.00	11/21/25	263,292
Chevron Corp.	Pershing LLC	213	USD	3,049,947	USD	148.00	01/16/26	160,518
ConocoPhillips	Pershing LLC	410	USD	3,679,340	USD	110.00	07/18/25	358
ConocoPhillips	Pershing LLC	390	USD	3,499,860	USD	105.00	09/19/25	28,892
ConocoPhillips	Pershing LLC	315	USD	2,826,810	USD	100.00	11/21/25	86,770
Coterra Energy Inc.	Pershing LLC	685	USD	1,738,530	USD	29.50	07/18/25	613
Coterra Energy Inc.	Pershing LLC	600	USD	1,522,800	USD	26.50	10/17/25	65,531
Devon Energy Corp.	Pershing LLC	506	USD	1,609,586	USD	37.50	10/17/25	33,753
Devon Energy Corp.	Pershing LLC	506	USD	1,609,586	USD	40.00	12/19/25	36,184
Diamondback Energy Inc.	Pershing LLC	145	USD	1,992,300	USD	171.00	08/15/25	3,465
Diamondback Energy Inc.	Pershing LLC	112	USD	1,538,880	USD	158.00	10/17/25	36,749
Diamondback Energy Inc.	Pershing LLC	80	USD	1,099,200	USD	172.50	12/19/25	21,383
Dundee Precious Metals Inc.	Pershing LLC	2,670	CAD	5,841,960	CAD	19.00	07/18/25	568,014
Dundee Precious Metals Inc.	Pershing LLC	1,540	CAD	3,369,520	CAD	19.00	10/17/25	360,425
Dundee Precious Metals Inc.	Pershing LLC	2,486	CAD	5,439,368	CAD	19.00	12/19/25	646,305
Eldorado Gold Corp.	Pershing LLC	2,550	USD	5,186,700	USD	22.00	09/19/25	260,535
Endeavour Mining plc	Pershing LLC	2,400	CAD	10,077,600	CAD	37.00	07/18/25	927,757
Endeavour Mining plc	Morgan Stanley	2,400	CAD	10,077,600	CAD	42.00	09/19/25	417,393
Endeavour Mining plc	Pershing LLC	2,226	CAD	9,346,974	CAD	46.00	11/21/25	302,053
Eni SpA	Morgan Stanley	289	EUR	1,988,320	EUR	13.70	08/15/25	70,794
Eni SpA	Morgan Stanley	190	EUR	1,307,200	EUR	14.00	10/17/25	40,264
Eni SpA	Morgan Stanley	179	EUR	1,231,520	EUR	15.50	12/19/25	10,836
EOG Resources Inc.	Pershing LLC	333	USD	3,983,013	USD	145.00	08/15/25	3,651
EOG Resources Inc.	Pershing LLC	300	USD	3,588,300	USD	125.00	10/17/25	126,964
EOG Resources Inc.	Pershing LLC	380	USD	4,545,180	USD	130.00	12/19/25	178,312
EQT Corp.	Pershing LLC	380	USD	2,216,160	USD	50.00	08/15/25	338,983
EQT Corp.	Pershing LLC	494	USD	2,881,008	USD	50.00	10/17/25	507,136
EQT Corp.	Pershing LLC	398	USD	2,321,136	USD	60.00	12/19/25	208,517
Equinox Gold Corp.	Pershing LLC	3,520	USD	2,024,000	USD	7.50	10/17/25	74,085
Expand Energy Corp.	Pershing LLC	220	USD	2,572,680	USD	130.00	09/19/25	44,198
Expand Energy Corp.	Pershing LLC	220	USD	2,572,680	USD	130.00	11/21/25	86,656
Exxon Mobil Corp.	Pershing LLC	1,150	USD	12,397,000	USD	120.00	07/18/25	6,865
Exxon Mobil Corp.	Pershing LLC	1,315	USD	14,175,700	USD	120.00	09/19/25	122,522
Exxon Mobil Corp.	Pershing LLC	1,338	USD	14,423,640	USD	115.00	11/21/25	426,463
Exxon Mobil Corp.	Pershing LLC	567	USD	6,112,260	USD	110.00	01/16/26	364,080
Franco-Nevada Corp.	Pershing LLC	400	USD	6,556,800	USD	130.00	07/18/25	1,375,101
Franco-Nevada Corp.	Pershing LLC	333	USD	5,458,536	USD	160.00	09/19/25	377,542
Freeport-McMoRan Inc.	Pershing LLC	1,720	USD	7,456,200	USD	45.00	08/15/25	275,065
Freeport-McMoRan Inc.	Pershing LLC	1,720	USD	7,456,200	USD	41.00	10/17/25	830,664
Freeport-McMoRan Inc.	Pershing LLC	1,722	USD	7,464,870	USD	45.00	12/19/25	650,613
G Mining Ventures Corp.	Pershing LLC	2,135	CAD	3,796,030	CAD	20.00	07/18/25	15,075
G Mining Ventures Corp.	Pershing LLC	2,135	CAD	3,796,030	CAD	24.00	10/17/25	32,324
Glencore plc	Morgan Stanley	275	GBP	779,900	GBp	310.00	09/19/25	27,582
Gold Fields Ltd., ADR	Pershing LLC	850	USD	2,011,950	USD	20.00	07/18/25	321,165
Gold Fields Ltd., ADR	Pershing LLC	320	USD	757,440	USD	20.00	09/19/25	136,877
Gold Fields Ltd., ADR	Pershing LLC	340	USD	804,780	USD	24.00	11/21/25	85,862
Gold Fields Ltd., ADR	Pershing LLC	420	USD	994,140	USD	26.00	11/21/25	75,150
Halliburton Co.	Pershing LLC	500	USD	1,019,000	USD	26.00	08/15/25	2,526
Halliburton Co.	Pershing LLC	518	USD	1,055,684	USD	26.00	10/17/25	13,158
Halliburton Co.	Pershing LLC	550	USD	1,120,900	USD	26.00	12/19/25	27,882

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Hess Corp.	Pershing LLC	92	USD	1,274,568	USD	155.00	08/15/25	$8,823
Hess Corp.	Pershing LLC	105	USD	1,454,670	USD	145.00	10/17/25	71,568
Hess Corp.	Pershing LLC	100	USD	1,385,400	USD	145.00	12/19/25	85,549
IAMGOLD Corp.	Pershing LLC	2,000	USD	1,470,000	USD	7.00	11/21/25	249,926
K92 Mining Inc.	Morgan Stanley	3,425	CAD	5,260,800	CAD	12.50	07/18/25	720,819
K92 Mining Inc.	Morgan Stanley	4,000	CAD	6,144,000	CAD	14.50	10/17/25	513,163
K92 Mining Inc.	Pershing LLC	3,500	CAD	5,376,000	CAD	19.00	12/19/25	113,937
Kinder Morgan Inc.	Pershing LLC	1,366	USD	4,016,040	USD	27.50	09/19/25	333,831
Kinder Morgan Inc.	Pershing LLC	1,350	USD	3,969,000	USD	30.00	11/21/25	184,932
Kinder Morgan Inc.	Pershing LLC	1,300	USD	3,822,000	USD	30.00	01/16/26	225,490
Kinross Gold Corp.	Pershing LLC	7,000	USD	10,941,000	USD	14.00	08/15/25	1,392,036
Kinross Gold Corp.	Pershing LLC	5,990	USD	9,362,370	USD	17.00	10/17/25	581,419
Kinross Gold Corp.	Pershing LLC	6,750	USD	10,550,250	USD	16.50	12/19/25	1,015,598
Lundin Gold Inc.	Pershing LLC	1,136	CAD	8,167,840	CAD	41.50	08/15/25	2,560,971
Lundin Gold Inc.	Pershing LLC	1,260	CAD	9,059,400	CAD	75.00	12/19/25	552,786
Marathon Petroleum Corp.	Pershing LLC	220	USD	3,654,420	USD	155.00	08/15/25	325,436
Marathon Petroleum Corp.	Pershing LLC	200	USD	3,322,200	USD	175.00	10/17/25	144,920
Marathon Petroleum Corp.	Pershing LLC	220	USD	3,654,420	USD	172.00	12/19/25	253,485
Newmont Corp.	Pershing LLC	375	USD	2,184,750	USD	63.00	10/17/25	101,028
Newmont Corp.	Pershing LLC	1,328	USD	7,736,928	USD	65.00	10/17/25	284,192
Newmont Corp.	Pershing LLC	2,000	USD	11,652,000	USD	65.00	11/21/25	576,478
Newmont Corp.	Pershing LLC	2,000	USD	11,652,000	USD	65.00	12/19/25	647,077
Occidental Petroleum Corp.	Pershing LLC	230	USD	966,230	USD	58.00	07/18/25	120
Occidental Petroleum Corp.	Pershing LLC	240	USD	1,008,240	USD	52.50	09/19/25	6,893
Occidental Petroleum Corp.	Pershing LLC	270	USD	1,134,270	USD	50.00	11/21/25	29,019
OceanaGold Corp.	Pershing LLC	2,300	CAD	3,226,900	CAD	20.25	10/17/25	171,721
OceanaGold Corp.	Pershing LLC	2,467	CAD	3,460,734	CAD	21.00	12/19/25	221,642
ONEOK Inc.	Pershing LLC	475	USD	3,877,425	USD	101.50	09/19/25	8,854
ONEOK Inc.	Pershing LLC	290	USD	2,367,270	USD	95.00	11/21/25	36,808
ONEOK Inc.	Pershing LLC	385	USD	3,142,755	USD	90.00	01/16/26	130,219
Orla Mining Ltd.	Pershing LLC	2,500	USD	2,505,000	USD	11.50	10/17/25	163,983
Orla Mining Ltd.	Pershing LLC	2,130	USD	2,134,260	USD	12.50	12/19/25	155,381
Pan American Silver Corp.	Pershing LLC	340	USD	965,600	USD	25.00	08/15/25	134,823
Pan American Silver Corp.	Pershing LLC	350	USD	994,000	USD	26.00	08/15/25	111,669
Pan American Silver Corp.	Pershing LLC	750	USD	2,130,000	USD	34.00	10/17/25	66,710
Pan American Silver Corp.	Pershing LLC	700	USD	1,988,000	USD	34.00	12/19/25	108,155
Phillips 66	Pershing LLC	217	USD	2,588,810	USD	140.00	07/18/25	778
Phillips 66	Pershing LLC	282	USD	3,364,260	USD	123.00	08/15/25	104,636
Phillips 66	Pershing LLC	250	USD	2,982,500	USD	130.00	09/19/25	64,595
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	5,833,000	USD	63.00	09/19/25	62,731
Rio Tinto plc, ADR	Pershing LLC	1,120	USD	6,532,960	USD	65.00	10/17/25	69,359
Rio Tinto plc, ADR	Pershing LLC	1,120	USD	6,532,960	USD	62.00	12/19/25	226,529
Royal Gold Inc.	Pershing LLC	171	USD	3,041,064	USD	200.00	09/19/25	55,205
Schlumberger NV	Pershing LLC	735	USD	2,484,300	USD	45.00	07/18/25	8
Schlumberger NV	Pershing LLC	835	USD	2,822,300	USD	41.00	09/19/25	21,134
Schlumberger NV	Pershing LLC	782	USD	2,643,160	USD	42.50	11/21/25	39,038
Shell plc, ADR	Pershing LLC	900	USD	6,336,900	USD	70.00	10/17/25	299,409
Shell plc, ADR	Pershing LLC	162	USD	1,140,642	USD	68.00	11/21/25	75,492
Shell plc, ADR	Pershing LLC	844	USD	5,942,604	USD	70.00	11/21/25	298,341
Shell plc, ADR	Pershing LLC	955	USD	6,724,155	USD	74.00	12/19/25	215,569
Suncor Energy Inc.	Pershing LLC	375	USD	1,404,375	USD	40.00	08/15/25	20,027
Suncor Energy Inc.	Pershing LLC	335	USD	1,254,575	USD	39.00	10/17/25	47,638

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Suncor Energy Inc.	Pershing LLC	336	USD	1,258,320	USD	41.50	12/19/25	$35,453
Targa Resources Corp.	Pershing LLC	133	USD	2,315,264	USD	200.00	07/18/25	1,361
Targa Resources Corp.	Pershing LLC	155	USD	2,698,240	USD	177.50	09/19/25	150,509
Targa Resources Corp.	Pershing LLC	133	USD	2,315,264	USD	200.00	11/21/25	74,334
The Williams Companies Inc.	Pershing LLC	660	USD	4,145,460	USD	56.00	07/18/25	460,274
The Williams Companies Inc.	Pershing LLC	786	USD	4,936,866	USD	61.00	09/19/25	312,159
The Williams Companies Inc.	Pershing LLC	765	USD	4,804,965	USD	60.00	11/21/25	445,412
TotalEnergies SE, ADR	Pershing LLC	705	USD	4,327,995	USD	65.00	08/15/25	42,080
TotalEnergies SE, ADR	Pershing LLC	705	USD	4,327,995	USD	62.00	09/19/25	167,358
TotalEnergies SE, ADR	Pershing LLC	666	USD	4,088,574	USD	66.00	10/17/25	68,883
Valero Energy Corp.	Pershing LLC	192	USD	2,580,864	USD	133.00	09/19/25	167,633
Valero Energy Corp.	Pershing LLC	192	USD	2,580,864	USD	145.00	11/21/25	116,319
Valero Energy Corp.	Pershing LLC	192	USD	2,580,864	USD	155.00	01/16/26	97,478
Wesdome Gold Mines Ltd.	Pershing LLC	2,125	CAD	4,031,125	CAD	17.00	08/15/25	369,277
Wesdome Gold Mines Ltd.	Pershing LLC	2,500	CAD	4,742,500	CAD	17.50	09/19/25	397,049
Wesdome Gold Mines Ltd.	Pershing LLC	2,200	CAD	4,173,400	CAD	19.00	10/17/25	225,587
Wheaton Precious Metals Corp.	Pershing LLC	1,000	USD	8,980,000	USD	82.00	08/15/25	945,564
Wheaton Precious Metals Corp.	Pershing LLC	872	USD	7,830,560	USD	92.50	10/17/25	473,631
Wheaton Precious Metals Corp.	Pershing LLC	886	USD	7,956,280	USD	95.00	12/19/25	559,805
TOTAL OTC CALL OPTIONS WRITTEN								$34,088,522

OTC Put Options Written — (0.0)%
Energy Select Sector SPDR ETF	Pershing LLC	788	USD	6,683,028	USD	79.00	02/20/26	$258,464
VanEck Gold Miners ETF	Pershing LLC	1,750	USD	9,110,500	USD	40.00	11/21/25	73,116
VanEck Gold Miners ETF	Pershing LLC	1,710	USD	8,902,260	USD	40.00	12/19/25	92,018
TOTAL OTC PUT OPTIONS WRITTEN								$423,598

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (0.2)%
Alamos Gold Inc., Cl. A	2,233	USD	5,930,848	USD	26.00	09/19/25	$453,299
Alamos Gold Inc., Cl. A	1,535	USD	4,076,960	USD	32.00	11/21/25	149,663
Franco-Nevada Corp.	320	USD	5,245,440	USD	175.00	11/21/25	233,600
IAMGOLD Corp.	2,245	USD	1,650,075	USD	7.00	09/19/25	202,050
IAMGOLD Corp.	2,360	USD	1,734,600	USD	10.00	01/16/26	106,200
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$1,144,812
Exchange Traded Put Options Written — (0.0)%
Energy Select Sector SPDR ETF	825	USD	6,996,825	USD	70.00	09/19/25	$30,525
Energy Select Sector SPDR ETF	835	USD	7,081,635	USD	70.00	12/19/25	79,325
VanEck Gold Miners ETF	1,570	USD	8,173,420	USD	44.00	09/19/25	75,360
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$185,210

TOTAL OPTIONS WRITTEN							$35,842,142

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments in securities, at value (cost $801,417,093)	$825,222,668
Foreign currency, at value (cost $55,346)	55,675
Deposit at brokers	18,326,704
Receivable for investments in securities sold	2,831,056
Dividends and interest receivable	802,385
Deferred offering expense	213,495
Prepaid expenses	5,322
Total Assets	847,457,305
Liabilities:
Options written, at value (premiums received $29,919,627)	35,842,142
Payable to bank	20,573,429
Distributions payable	57,680
Payable for investment securities purchased	7,723,648
Payable for investment advisory fees	646,650
Payable for payroll expenses	129,834
Payable for accounting fees	7,500
Other accrued expenses	418,122
Total Liabilities	65,399,005
Cumulative Preferred Shares $0.001 par value, unlimited number of shares authorized:
Series B Preferred Shares (5.000%, $25 liquidation value per share, 3,089,426 shares issued and outstanding)	77,235,650
Net Assets Attributable to Common Shareholders	$704,822,650

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,061,447,449
Total accumulated loss	(356,624,799)
Net Assets	$704,822,650

Net Asset Value per Common Share:
($704,822,650 ÷ 156,058,582 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$4.52
Statement of Operations
For the six months ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $494,219)	$8,408,723
Interest	2,493,434
Total Investment Income	10,902,157
Expenses:
Investment advisory fees	3,686,725
Shareholder communications expenses	164,598
Trustees’ fees	129,500
Payroll expenses	118,813
Legal and audit fees	63,134
Custodian fees	40,770
Dividend expense on securities sold short	31,891
Shareholder services fees	23,480
Accounting fees	22,500
Service fees for securities sold short (See Note 2)	1,968
Miscellaneous expenses	44,808
Total Expenses	4,328,187
Less:
Expenses paid indirectly by broker (See Note 5)	(4,535)
Net Expenses	4,323,652
Net Investment Income	6,578,505

Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Written Options, and Foreign Currency:
Net realized gain on investments in securities	11,525,983
Net realized gain on written options	15,492,352
Net realized gain on foreign currency transactions	73,020
Net realized gain on investments in securities, written options, and foreign currency transactions	27,091,355
Net change in unrealized appreciation/depreciation:
on investments in securities	113,084,555
on written options	(15,824,101)
on foreign currency translations	1,659
Net change in unrealized appreciation/depreciation on investments in securities, written options, and foreign currency translations	97,262,113
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Written Options, and Foreign Currency	124,353,468
Net Increase in Net Assets Resulting from Operations	130,931,973
Total Distributions to Preferred Shareholders	(1,939,944)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$128,992,029

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
Operations:
Net investment income	$6,578,505		$13,239,418
Net realized gain on investments in securities, securities sold short, written options, and foreign currency transactions	27,091,355		41,582,731
Net change in unrealized appreciation/depreciation on investments in securities, written options, and foreign currency translations	97,262,113		(12,687,854)
Net Increase in Net Assets Resulting from Operations	130,931,973		42,134,295

Distributions to Preferred Shareholders from Accumulated Earnings	(1,939,944	)*	(3,941,220)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	128,992,029		38,193,075

Distributions to Common Shareholders:
Accumulated earnings	(26,177,344	)*	(12,761,719)
Return of capital	(1,869,810	)*	(42,885,268)
Total Distributions to Common Shareholders	(28,047,154)		(55,646,987)

Fund Share Transactions:
Increase in net assets from common shares issued in offering	1,480,183		4,428,581
Increase in net assets from common shares issued upon reinvestment of distributions	331,790		1,715,615
Net increase in net assets from repurchase of preferred shares	77,115		682,658
Net Increase in Net Assets from Fund Share Transactions	1,889,088		6,826,854

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	102,833,963		(10,627,058)

Net Assets Attributable to Common Shareholders:
Beginning of year	601,988,687		612,615,745
End of period	$704,822,650		$601,988,687

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2025		Year Ended December 31,
	(Unaudited)		2024		2023	2022	2021	2020
Operating Performance:
Net asset value, beginning of year	$3.87		$3.97		$3.87	$3.91	$4.01	$4.31
Net investment income	0.04		0.09		0.09	0.09	0.08	0.04
Net realized and unrealized gain on investments, securities sold short, written options, and foreign currency transactions	0.80		0.20		0.40	0.26	0.20	0.13
Total from investment operations	0.84		0.29		0.49	0.35	0.28	0.17

Distributions to Preferred Shareholders: (a)
Net investment income	(0.00	)*(b)	(0.03)		(0.03)	(0.03)	(0.03)	(0.03)
Net realized gain	(0.01	)*	—		—	—	—	—
Total distributions to preferred shareholders	(0.01)		(0.03)		(0.03)	(0.03)	(0.03)	(0.03)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	0.83		0.26		0.46	0.32	0.25	0.14

Distributions to Common Shareholders:
Net investment income	(0.04	)*	(0.08)		(0.07)	(0.07)	(0.05)	(0.03)
Net realized gain	(0.13	)*	—		—	—	—	—
Return of capital	(0.01	)*	(0.28)		(0.29)	(0.29)	(0.31)	(0.45)
Total distributions to common shareholders	(0.18)		(0.36)		(0.36)	(0.36)	(0.36)	(0.48)

Fund Share Transactions:
Increase/(decrease) in net asset value from common share transactions	(0.00	)(b)	0.00	(b)	—	—	—	0.01
Increase/decrease in net asset value from common shares issued upon reinvestment of distributions	—		(0.00	)(b)	—	—	0.00 (b)	—
Increase in net asset value from repurchase of common shares	—		—		—	—	0.01	0.03
Increase in net asset value from repurchase of preferred shares and transaction fees	0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)	—	0.00 (b)
Total Fund share transactions	(0.00	)(b)	0.00	(b)	0.00 (b)	0.00 (b)	0.01	0.04

Net Asset Value Attributable to Common Shareholders, End of Period	$4.52		$3.87		$3.97	$3.87	$3.91	$4.01
NAV total return †	21.77%		6.62%		12.41%	8.87%	6.69%	5.58%
Market value, end of period	$4.39		$3.77		$3.76	$3.63	$3.75	$3.51
Investment total return ††	21.45%		9.63%		13.97%	6.84%	17.51%	(8.68)%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$782,058		$679,652		$696,103	$682,745	$689,250	$712,971
Net assets attributable to common shares, end of period (in 000’s)	$704,823		$601,989		$612,616	$597,334	$602,753	$626,474
Ratio of net investment income to average net assets attributable to common shares	1.99	%(c)	2.12%		2.36%	2.29%	2.09%	1.08%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)(f)	1.31	%(c)	1.33%		1.40%	1.39%	1.40%	1.42%
Portfolio turnover rate	48%		86%		83%	126%	96%	89%

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2025	Year Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Cumulative Preferred Shares:
5.000% Series B Preferred
Liquidation value, end of period (in 000’s)	$77,236	$77,663	$83,487	$85,411	$86,497	$86,497
Total shares outstanding (in 000’s)	3,089	3,107	3,339	3,416	3,460	3,460
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (g)	$20.75	$21.87	$22.25	$23.43	$25.45	$25.13
Asset coverage per share	$253	$219	$208	$200	$199	$206
Asset Coverage	1,013%	875%	834%	799%	797%	824%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020 would have been 1.17%, 1.18%, 1.22%, 1.21%, 1.22%, and 1.25%, respectively.
(f)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses had not been incurred, the expense ratios for the six months ended June 30, 2025 and the years ended December 31, 2022, 2021, and 2020 would have been 1.30%, 1.36%, 1.39%, and 1.34% attributable to common shares, respectively, and 1.16%, 1.18%, 1.21%, and 1.18% including liquidation value of preferred shares. For the years ended December 31, 2024 and 2023, there was no material impact on service fees on securities sold short.
(g)	Based on weekly prices.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO Global Gold, Natural Resources & Income Trust (the Fund) was organized on January 4, 2005 as a Delaware statutory trust. The Fund is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on March 31, 2005.

The Fund’s primary investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resources industries. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold, or the financing, managing and controlling, or operating of companies engaged in “gold related” activities (Gold Companies). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas and oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers (Natural Resources Companies). The Fund may invest in the securities of companies located anywhere in the world. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

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Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

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Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$263,312,174	—	—	$263,312,174
Metals and Mining	446,880,003	—	$0	446,880,003
Convertible Corporate Bonds (b)	—	$2,025,000	—	2,025,000
Corporate Bonds (b)	—	18,021,412	—	18,021,412
U.S. Government Obligations	—	94,984,079	—	94,984,079
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$710,192,177	$115,030,491	$0	$825,222,668

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Equity Contracts
Call Options Written	(1,144,812)	(34,088,522)	—	(35,233,334)
Put Options Written	(185,210)	(423,598)	—	(608,808)
TOTAL INVESTMENTS IN SECURITIES - LIABLITIES	$(1,330,022)	$(34,512,120)	—	$(35,842,142)

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.

At June 30, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

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Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. Therefore the Fund reflects derivative assets and liabilities any related collateral gross on the statement of assets and liabilities. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2025, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

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Notes to Financial Statements (Unaudited) (Continued)

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2025 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2025 had an average monthly market value of approximately $27,959,788.

At June 30, 2025, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
OTC Equity Written Options	$34,512,120	—	$34,512,120

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2025:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Pledged	Net Amount
Counterparty
Pershing LLC	$32,711,269	$(32,711,269)	—	—
Morgan Stanley	1,800,851	(1,800,851)	—	—
Total	$34,512,120	$(34,512,120)	—	—

As of June 30, 2025 the value of equity options written can be found in the Statement of Assets and Liabilities, under Liabilities, Options written, at value. For the six months ended June 30, 2025, the effect of equity options written can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Written Options, and Foreign Currency, within Net realized gain or loss on written options, and Net change in unrealized appreciation/depreciation on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in

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Notes to Financial Statements (Unaudited) (Continued)

futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. For the six months ended June 30, 2025, the Fund incurred $1,968 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2025, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

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Notes to Financial Statements (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2025, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

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Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.000% Series B Cumulative Preferred Shares (Series B Preferred) are accrued on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$12,761,719	$3,941,220
Return of capital	42,885,268	–
Total distributions paid	$55,646,987	$3,941,220

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a long term capital loss carryforward with no expiration of $341,541,608.

The following summarizes the tax cost of investments and derivatives and the related net unrealized depreciation at June 30, 2025:

	Cost/ (Premiums)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments and other derivative instruments	$813,880,411	$100,322,206	$(124,822,091)	$(24,499,885)

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Notes to Financial Statements (Unaudited) (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $331,753,137 and $326,491,560, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $4,535.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2025, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2025, the Fund accrued $118,813 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee, Audit Committee Chairman, and Nominating Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on June 25, 2026 and may be renewed annually, of up to $75,000,000 under which it may borrow up to one-third of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight

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Notes to Financial Statements (Unaudited) (Continued)

Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations.

During the six months ended June 30, 2025, there were no borrowings outstanding under the line of credit.

7. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Fund has an effective $500 million shelf registration for the issuance of common or preferred shares. On April 24, 2024 the Fund filed a prospectus supplement for at-the-market offerings of up to 20 million common shares. During the six months ended June 30, 2025, the Fund sold 369,302 shares pursuant to the at-the-market offerings, receiving net proceeds of $1,480,183 after deduction of commissions paid to G.research, LLC, an affiliate of the Adviser.

Six Months Ended (Unaudited)	Shares Issued	Net Proceeds
June 30, 2025	369,302	$1,480,183

The Board has authorized the repurchase of its common shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund did not repurchase any common shares.

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares issued pursuant to shelf offering	369,302	$1,480,183	1,027,505	$4,428,581
Increase in net assets from common shares issued upon reinvestment of distributions	75,504	331,790	427,952	1,715,615
Net increase	444,806	$1,811,973	1,455,457	$6,144,196

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. The Series B Preferred are callable at any time at the liquidation value of $25 per share plus accrued and unpaid dividends. The Board has authorized the repurchase of the Series B Preferred in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2025 and the year ended December 31, 2024 the Fund repurchased and retired 17,106 and 232,952 of Series B Preferred at investments of $350,385 and $5,140,091 and at discounts of approximately 18.15% and 11.74% to its liquidation preference. At June 30, 2025, 3,089,426 shares of Series B Preferred were outstanding and accrued dividends amounted to $57,680.

The Series B Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series B Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series B Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received

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Notes to Financial Statements (Unaudited) (Continued)

on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of May 19, 2025, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 12, 2025 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 12, 2025. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Calgary Avansino, Vincent D. Enright, and Michael J. Melarkey as Trustees of the Fund, with 105,325,781 votes, 107,884,979 votes, and 107,930,745 votes cast in favor of these Trustees, and 5,934,044 votes, 3,374,846 votes, and 3,329,080 votes withheld for these Trustees, respectively.

Elizabeth C. Bogan, Anthony S. Colavita, Janes P. Conn, Frank J. Fahrenkopf, Jr., Agnes Mullady, Salvatore M. Salibello, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The GAMCO Global Gold, Natural Resources & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Calgary Avansino
Former Chief Executive Officer,
Glamcam

Elizabeth C. Bogan
Former Senior Lecturer
in Economics,
Princeton University

Anthony S. Colavita
President,
Anthony S. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings LTD.

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Molly A.F. Marion
Vice President & Ombudsman

Laurissa M. Martire
Vice President & Ombudsman

Carter W. Austin
Vice President

David I. Schachter
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

The Bank of New York
Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND
REGISTRAR

Equiniti Trust Company, LLC

GGN Q2/2025

GABELLI
FUNDS

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

GGN

Semiannual Report
June 30, 2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 13, 2025, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one-, three-, five-, and ten-year periods (as of December 31, 2024) against a peer group of six other covered call funds prepared by the Adviser (the “Adviser Peer Group”). The Independent Board Members noted that the Fund’s performance was in the third quartile for the one-year, five-year and ten-year periods, and in the second quartile for the three-year period for the Adviser Peer Group. The Independent Board Members noted the Fund’s option writing strategy, as it related to volatility in the gold and energy sectors and a plan to manage the Fund’s strategy given these dynamics. The Independent Board Members also recognized that the Adviser Peer Group had limitations in terms of comparability given the Fund’s particular sector focus and the market environment for the natural resources and energy sectors over the applicable measurement periods. In this regard, the Independent Board Members also noted the Adviser’s continuing evaluation of appropriate peers for the Fund given its unique strategy and sector focus. The Independent Board Members also discussed their awareness of the Fund’s performance relative to relevant benchmarks considered representative of the Fund’s strategy and presented in the Fund’s shareholder reports, and considered the Fund’s performance relative to those benchmarks (some of which do not reflect options strategies).

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliate of the Adviser earned fees on sales of shares of the Fund in the Fund’s at-the-market offering program.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential sharing of economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the investment management fee of the Fund to the investment management fees of the Adviser Peer Group. The Independent Board Members noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund had the highest effective investment management fee within the Adviser Peer Group and the highest total expense ratio within the Adviser Peer Group, but was the only fund in this group employing leverage. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds, and considered the presence of leverage and fees chargeable on assets attributable to leverage on the effective investment management fee and total expense ratio. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and that its overall performance record against the limited universe of other funds that utilize a covered call options writing strategy, and relevant benchmark indices, was acceptable. In reaching this conclusion, the Independent Board Members noted the Adviser’s discussion of how it would continue to manage the Fund’s strategy. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was adequate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2025 through 01/31/2025	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 155,613,776 Preferred Series B – 3,106,532
Month #2 02/01/2025 through 02/28/2025	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 155,613,776 Preferred Series B – 3,106,532
Month #3 03/01/2025 through 03/31/2025	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 155,651,968 Preferred Series B – 3,106,532
Month #4 04/01/2025 through 04/30/2025	Common – N/A Preferred Series B – 2,539	Common – N/A Preferred Series B – $20.03	Common – N/A Preferred Series B – 2,539	Common – 156,021,270 Preferred Series B – 3,106,532 - 2,539 = 3,103,993
Month #5 05/01/2025 through 05/31/2025	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 156,021,270 Preferred Series B – 3,103,993
Month #6 06/01/2025 through 06/30/2025	Common – N/A Preferred Series B – 14,567	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – 14,567	Common – 156,058,582 Preferred Series B – 3,103,993 - 14,567 = 3,089,426
Total	Common – N/A Preferred Series B – 17,106	Common – N/A Preferred Series B – $20.48	Common – N/A Preferred Series B – 17,106	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1)	Gross income from securities lending activities; $0

(2)	All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (“revenue split”); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees; $0

(3)	The aggregate fees/compensation disclosed pursuant to paragraph (2); $0 and

(4)	Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)). $0

(b)	If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrant’s most recent fiscal year. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2025

*	Print the name and title of each signing officer under his or her signature.